GuarantorNon-Guarantor Subsidiary Financial Informa Guarantor Statement of Operations (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
		Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Net sales	[1]	$ 465	$ 2,011	$ 2,233	$ 2,289
Cost of Goods Sold		402		1,845	1,894
Costs and expenses:
Gross Profit		63		388	395
Cost of sales, excluding depreciation			1,439
Selling, general and administrative expenses		80	434	347	285
Depreciation, Depletion and Amortization		22	147		153
Depreciation and amortization expenses		22	147	185	(153)
Depreciation, Amortization and Accretion, Net			147
Research and development expenses		13	63	64	65
Restructuring Charges		5	20	4	15
Other Operating Income		1	0	19	2
Operating (loss) income		(34)	(92)	(84)	11
Other income (expense):
Gains (Losses) on Extinguishment of Debt		0	0		(7)
Other income, net		8	0	(7)	3
Reorganization Items		(3)	(1,972)	2	8
(Loss) income before income taxes and losses from unconsolidated entities		(60)	1,718	(146)	(72)
Income Tax Expense (Benefit)		0	(36)	(18)	(13)
Loss before earnings from unconsolidated entities		(60)	1,682	(164)	(85)
Losses from unconsolidated entities		0	(3)	(1)	(2)
Net loss		(60)	1,685	(163)	(83)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(88)	1,483		(146)
Gains (loss) on extinguishment and exchange of debt		0	0	9	7
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		0	0	0	0
Cost of Goods Sold		0		0	0
Costs and expenses:
Gross Profit		0		0	0
Cost of sales, excluding depreciation			0
Selling, general and administrative expenses		14	33	1	0
Depreciation, Depletion and Amortization			0
Research and development expenses		0	0	0	0
Restructuring Charges		2	5	0	0
Other Operating Income		0	38	0	2
Operating (loss) income		(16)	155	(1)	2
Other income (expense):
Interest Expense		15		72	77
Gains (Losses) on Extinguishment of Debt				9	(7)
Other income, net		0		(8)	0
Reorganization Items		0	(1,688)	0	0
(Loss) income before income taxes and losses from unconsolidated entities		(31)	1,495	(56)	(68)
Income Tax Expense (Benefit)		(8)	8	0	0
Loss before earnings from unconsolidated entities		(23)	1,487	(56)	(68)
Losses from unconsolidated entities		37	(198)	105	14
Net loss		(60)	1,685	(161)	(82)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(88)	1,483	(145)	(146)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		200	927	1,047	1,062
Cost of Goods Sold		168		913	927
Costs and expenses:
Gross Profit		32		134	135
Cost of sales, excluding depreciation			671
Selling, general and administrative expenses		28	230	183	137
Depreciation, Depletion and Amortization			55
Research and development expenses		8	39	39	41
Restructuring Charges		3	15	10	26
Other Operating Income		1	(83)	3	2
Operating (loss) income		(8)	(100)	(101)	(71)
Other income (expense):
Interest Expense		(18)		(44)	(59)
Gains (Losses) on Extinguishment of Debt				0	0
Other income, net		0		1	(1)
Reorganization Items		3	(173)	2	8
(Loss) income before income taxes and losses from unconsolidated entities		7	190	(60)	(19)
Income Tax Expense (Benefit)		0	(2)	10	(1)
Loss before earnings from unconsolidated entities		7	188	(50)	(20)
Losses from unconsolidated entities		44	(10)	55	(6)
Net loss		(37)	198	(105)	(14)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(65)	(4)	(88)	(79)
Non-guarantor subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		357	1,589	1,775	1,783
Cost of Goods Sold		326		1,521	1,523
Costs and expenses:
Gross Profit		31		254	260
Cost of sales, excluding depreciation			1,273
Selling, general and administrative expenses		38	171	161	147
Depreciation, Depletion and Amortization			92
Research and development expenses		5	24	25	24
Restructuring Charges		0	0	32	6
Other Operating Income		(2)	29	16	2
Operating (loss) income		(10)	107	20	81
Other income (expense):
Interest Expense		18		48	61
Gains (Losses) on Extinguishment of Debt				0	0
Other income, net		8		0	4
Reorganization Items		0	(111)	0	0
(Loss) income before income taxes and losses from unconsolidated entities		(36)	33	(28)	16
Income Tax Expense (Benefit)		(8)	(26)	(28)	(12)
Loss before earnings from unconsolidated entities		(44)	7	(56)	4
Losses from unconsolidated entities		0	(3)	(1)	(2)
Net loss		(44)	10	(55)	6
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		(56)	(147)	(49)	(14)
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		(92)	(505)	(589)	(556)
Cost of Goods Sold		(92)		(589)	(556)
Costs and expenses:
Gross Profit		0		0	0
Cost of sales, excluding depreciation			(505)
Selling, general and administrative expenses		0	0	0	0
Depreciation, Depletion and Amortization			0
Research and development expenses		0	0	0	0
Restructuring Charges		0	0	0	0
Other Operating Income		0	0	0	0
Operating (loss) income		0	0	0	0
Other income (expense):
Interest Expense		0		0	0
Gains (Losses) on Extinguishment of Debt				0	0
Other income, net		0		0	0
Reorganization Items		0	0	0	0
(Loss) income before income taxes and losses from unconsolidated entities		0	0	0	0
Income Tax Expense (Benefit)		0	0	0	0
Loss before earnings from unconsolidated entities		0	0	0	0
Losses from unconsolidated entities		(81)	208	(160)	(8)
Net loss		81	(208)	160	8
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		121	151	137	93
Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net sales		465	2,011	2,233	2,289
Cost of Goods Sold		402		1,845	1,894
Costs and expenses:
Gross Profit		63		388	395
Cost of sales, excluding depreciation			1,439
Selling, general and administrative expenses		80	434	345	284
Depreciation, Depletion and Amortization			147
Research and development expenses		13	63	64	65
Restructuring Charges		5	20	42	32
Other Operating Income		(1)	(92)	19	2
Operating (loss) income		(34)	162	(82)	12
Other income (expense):
Interest Expense		15		76	79
Gains (Losses) on Extinguishment of Debt				9	(7)
Other income, net		8		(7)	3
Reorganization Items		3	(1,972)	2	8
(Loss) income before income taxes and losses from unconsolidated entities		(60)	1,718	(144)	(71)
Income Tax Expense (Benefit)		0	(36)	(18)	(13)
Loss before earnings from unconsolidated entities		(60)	1,682	(162)	(84)
Losses from unconsolidated entities		0	(3)	(1)	(2)
Net loss		(60)	1,685	(161)	(82)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest		$ (88)	$ 1,483	$ (145)	$ (146)

[1]	sales are not significant and, as such, are eliminated within the selling segment.